RELATED PARTIES - Additional Information (Details) - USD ($)				3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 18, 2025	Apr. 24, 2025	Aug. 01, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Oct. 31, 2025
Related Party Transaction [Line Items]
Issuance of Class B ordinary shares to Sponsor						$ 25,000	$ 9,000,000		$ 9,000,000
Payments for purchases from prior sponsor	$ 7,400,000
Monthly fees		$ 10,000
Related party expenses					$ 20,000			$ 20,000	50,000
Accrued expenses				$ 2,744,164			2,744,164		231,427
Promissory note - related party						152,200
Working capital loans							$ 1,500,000		$ 1,500,000
Warrant price (in Dollars per share)							$ 1		$ 1
Other Liability, Current, Related Party [Extensible Enumeration]				Related Party			Related Party		Related Party
Due to related party				$ 0			$ 0		$ 2,425
Promissory Notes
Related Party Transaction [Line Items]
Aggregate principal amount			$ 300,000
Private Placement Warrants
Related Party Transaction [Line Items]
Purchase of shares by new sponsor from prior sponsor	4,700,000
Number of warrants purchased by new sponsor from prior sponsor	4,700,000								4,100,000
Related Party
Related Party Transaction [Line Items]
Promissory note - related party						$ 152,200			$ 0
Class B ordinary Shares
Related Party Transaction [Line Items]
Purchase of shares by new sponsor from prior sponsor	7,500,000
Ordinary shares, par value (in dollars per share)									$ 0.0001
Founder Shares
Related Party Transaction [Line Items]
Sponsor received (in Shares)			7,666,667
Issuance of Class B ordinary shares to Sponsor			$ 25,000
Share forfeited (in Shares)		166,667
Founder Shares | Class B ordinary Shares
Related Party Transaction [Line Items]
Purchase of shares by new sponsor from prior sponsor	7,500,000
CEO Advisory Agreement | CEO
Related Party Transaction [Line Items]
Monthly advisory fees										$ 15,000
Advisory fees				11,250			56,250		$ 45,000
Payments of Advisory Fees							56,250
Advisory fees outstanding							0		45,000
Accrued expense reimbursements				$ 11,109			$ 11,109		$ 11,109